Convertible Note (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Convertible Note
Schedule of Reconciliation of Convertible Note

	Consolidated
	31 December 2024	30 June 2024
	A$	A$

Current liabilities
Financial Derivative Liability	5,922,664	384,500
Financial Liability	929,850	1,021,490

	6,852,514	1,405,990

Non-current liabilities
Financial Liability	5,808,733	5,652,257

	12,661,247	7,058,247

Nova Minerals Limited

Unaudited Condensed Notes to the Consolidated Financial Statements

For the Half-Year Ended 31 December 2024

Note 9. Convertible note (continued)

Reconciliations

Reconciliation of the convertible note from 30 June 2024 to 31 December 2024 is set out below:

	31 December 2024	30 June 2024
	A$	A$

The initial recognition of the financial liability and derivative was:
Financial Derivative Liability	384,500	250,921
Financial Liability	6,673,747	6,281,411
	7,058,247	6,532,332

Movement
Loss/(Gain) on financial derivative	4,904,252	(624,654)
Amortization of financial liability	324,962	577,961
Financial liability movement	-	428,333
Foreign exchange movement	373,786	226,908
Option fee	-	(82,633)

	12,661,247	7,058,247

	Consolidated
	30 June 2024	30 June 2023
	A$	A$
Current Liabilities
Financial derivative liability	384,500	250,921
Financial liability	1,021,490	928,867

	1,405,990	1,179,788
Non-Current liabilities
Financial liability	5,652,257	5,352,544

	7,058,247	6,532,332

Schedule of Reconciliation of Convertible Note

Reconciliation of the convertible note from 30 June 2024 to 31 December 2024 is set out below:

	31 December 2024	30 June 2024
	A$	A$

The initial recognition of the financial liability and derivative was:
Financial Derivative Liability	384,500	250,921
Financial Liability	6,673,747	6,281,411
	7,058,247	6,532,332

Movement
Loss/(Gain) on financial derivative	4,904,252	(624,654)
Amortization of financial liability	324,962	577,961
Financial liability movement	-	428,333
Foreign exchange movement	373,786	226,908
Option fee	-	(82,633)

	12,661,247	7,058,247

Reconciliation of convertible note since inception to 30 June 2024 is set out below:

	Consolidated
	30 June 2024	30 June 2023
	A$	A$
The initial recognition of the financial liability and derivative was:
Financial derivative liability	250,921	2,120,963
Financial liability	6,281,411	5,328,247

	6,532,332	7,449,210
Movement to 30 June 2024
Gain on financial derivative	(624,654)	(1,870,042)
Amortization of financial liability	577,961	928,281
Financial liability movement	428,333	-
Foreign exchange movement	226,908	24,883
Option fee	(82,633)	-
	525,915	(916,878)

	7,058,247	6,532,332